S000027100 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended	181 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)		1.35%
Flexible Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.46%	2.29%		3.83%
Lipper Flexible Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.19%	2.76%		3.83%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.75%	0.74%		3.50%
Performance Inception Date						Dec. 09, 2009
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.26%)	(0.92%)		1.62%
Performance Inception Date						Dec. 09, 2009
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.74%	(0.01%)		1.99%
Performance Inception Date						Dec. 09, 2009
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.93%	0.96%		3.39%
Performance Inception Date						Dec. 09, 2009
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	1.97%		4.26%
Performance Inception Date						Dec. 09, 2009
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	2.04%	4.29%
Performance Inception Date				Jun. 30, 2016
Class R6 | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			0.90%
Class R6 | Flexible Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			3.85%
Class R6 | Lipper Flexible Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]			3.87%

[1]	An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).
[2]	An index comprised of a 50% weighting in ICE BofA US Corporate Index and a 50% weighting in ICE BofA High Yield Index.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification.